Capital Structure, Financial Risk and Related Items - Assets and Liabilities in Foreign Currency (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Central rate committed to maintain	7.46
Positive fluctuation in exchange rate	2.25%
Negative fluctuation in exchange rate	(2.25%)
Euro Member Countries, Euro
Disclosure of credit risk exposure [line items]
Percentage change in exchange rate	1.00%	1.00%
Impact of change in exchange rate	kr 9	kr 8
United States of America, Dollars
Disclosure of credit risk exposure [line items]
Percentage change in exchange rate	10.00%	10.00%
Impact of change in exchange rate	kr 1,487	kr 1,480
United Kingdom, Pounds
Disclosure of credit risk exposure [line items]
Percentage change in exchange rate	10.00%	10.00%
Impact of change in exchange rate	kr (2)	kr 1